SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 002 - Common Stock	Dec. 31, 2025
Minimum
EBP, Accounting Policy [Line Items]
Concentration of investment at fair value to total investments, percentage	5.90%
Maximum
EBP, Accounting Policy [Line Items]
Concentration of investment at fair value to total investments, percentage	9.40%